Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited financial statements are issued. The Company has evaluated all events or transactions that occurred after March 31, 2024, up through August 6, 2024, the Company issued the unaudited consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

Bank borrowings

Borrowings repayment and renewal

From March 31, 2024 to the date the unaudited consolidated financial statements were available to be issued, the Company repaid part of its long-term borrowings of $695,262 (RMB 5,020,000). As the date the audited consolidated financial statements were available to be issued, the Company has no new bank borrowings.